www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company OFS Credit Company, Inc. (“OCCI”) NASDAQ: OCCI (common stock) NASDAQ: OCCIN and OCCIO (preferred stock) Investor Presentation September 2022

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Important Disclosures 1 This presentation and the information and views included herein do not constitute investment advice, or a recommendation or an offer to enter into any transaction with OFS Credit Company, Inc. (the “Company” or “OCCI”) or any of its affiliates. This presentation is provided for informational purposes only, does not constitute an offer to sell securities of the Company or a solicitation of an offer to purchase any such securities, and is not a prospectus. From time to time, the Company may have a registration statement relating to one or more of its securities on file with the Securities and Exchange Commission (“SEC”). Any registration statement that has not yet been declared effective by the SEC, and any prospectus relating thereto, is not complete and may be changed. Any securities that are the subject of such a registration statement may not be sold until the registration statement filed with the SEC is effective. This presentation is solely for the use of the intended recipient(s). The information and its contents are the property of OFS and/or the Company. Any unauthorized dissemination, copying or use of this presentation is strictly prohibited and may be in violation of law. This presentation is being provided for informational purposes only. Investors should read the Company’s prospectus and SEC filings (which are publicly available on the EDGAR Database on the SEC website at http://www.sec.gov) carefully and consider their investment goals, time horizons and risk tolerance before investing in the Company. Investors should consider the Company’s investment objectives, risks, charges and expenses carefully before investing in securities of the Company. There is no guarantee that any of the goals, targets or objectives described in this presentation will be achieved. An investment in the Company is not appropriate for all investors, is speculative and entails substantial risk. An investment in the Company is not intended to be a complete investment program. Shares of closed-end investment companies, such as the Company, frequently trade at a discount from their net asset value, which may increase investors’ risk of loss. Past performance is not indicative of, or a guarantee of, future performance. The performance and certain other portfolio information quoted herein represents information as of dates noted herein. Nothing herein shall be relied upon as a representation as to the future performance or portfolio holdings of the Company. Investment return and principal value of an investment will fluctuate, and shares, when sold, may be worth more or less than their original cost. The Company’s performance is subject to change since the end of the period noted in this report and may be lower or higher than the performance data shown herein. Neither OFS nor the Company provides legal, accounting or tax advice. Any statement regarding such matters is explanatory and may not be relied upon as definitive advice. Investors should consult with their legal, accounting and tax advisers regarding any potential investment. The information presented herein is as of the dates noted herein and is derived from financial and other information of the Company, and, in certain cases, from third party sources and reports (including reports of third party custodians, CLO collateral managers and trustees) that have not been independently verified by the Company. As noted herein, certain of this information is estimated and unaudited, and therefore subject to change. We do not represent that such information is accurate or complete, and it should not be relied upon as such. This report does not purport to be complete and no obligation to update or revise any information herein is being assumed. Information contained on our website is not incorporated by reference into this report and you should not consider information contained on our website to be part of this report or any other report we file with the SEC. This presentation contains "forward looking statements" that are subject to risks and uncertainties. Forward-looking statements can be identified by terminology such as “anticipate,” “believe,” “could,” “could increase the likelihood,” “estimate,” “expect,” “intend,” “is planned,” “may,” “should,” “will,” “will enable,” “would be expected,” “look forward,” “may provide,” “would” or similar terms, variations of such terms or the negative of those terms. Such forward-looking statements involve known and unknown risks, uncertainties and other factors including those risks, uncertainties and factors referred to in the Company’s public filings with the SEC. As a result of such risks, uncertainties and factors, actual results may differ materially from any future results, performance or achievements discussed in or implied by the forward-looking statements contained herein. The Company is providing the information as of this date and assumes no obligations to update or revise any forward-looking statements, whether as a result of new information, future events or otherwise. OFS is a brand name and is meant to include Orchard First Source Asset Management, LLC, its direct or indirect subsidiaries, including OFS Capital Management, LLC and OFS CLO Management, LLC, which are registered investment advisers, OFS Capital Corporation, a publicly traded business development company (NASDAQ “OFS”), OFS Credit Company, Inc., a publicly traded registered closed-end fund (NASDAQ “OCCI”), and their predecessor entities. CIM Assets Owned and Operated represents the aggregate assets owned and operated by CIM on behalf of partners (including where CIM contributes alongside for its own account) and co-investors, whether or not CIM has discretion, in each case without duplication. Please note, changes in global, national, regional or local economic, demographic or capital market conditions (including as a result of the coronavirus (COVID 19) pandemic that began in the fourth quarter of 2019, the conflict between Russia and Ukraine, rising interest and inflation rates and other factors) have, and may continue to have, a significant negative impact on our business financial condition, results of operations and cash flows and those of our portfolio companies, including our and their ability to achieve our respective objectives.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company OFS Credit Company (NASDAQ: OCCI) 2 Overview » OCCI is a Nasdaq-listed closed-end fund that primarily invests in CLO equity and debt securities » Per share Net Asset Value of $10.61 as of July 31, 2022 Advisor » OFS was established in 1994 and has $3.5 billion of assets under management1 » Focused on: (1) structuring and investing in CLO equity and subordinated debt; (2) managing CLOs (investing in broadly syndicated loans financed through CLOs); and (3) direct loan origination Alignment of Interest » As of July 31, 2022, insiders own ~7.7% of OCCI’s common shares CLOs are an attractive asset class » Collateralized by floating rate loans of large, U.S.-based corporations » Diversified by a large number of distinct underlying borrowers across various industry sectors with varying vintages » Financed with matched funding (meaning that investments are planned to correspond to the timing of payments on financing) Historical Dividends » Annual Distribution of $2.202, 3 » ~$8.53 of distributions since October 2018 IPO 1 As of June 30, 2022. Includes both OFS Capital Management, LLC, and its affiliated registered investment adviser, OFS CLO Management, LLC. | 2. Reflects annualized distribution rate on the most recent $0.55 per share distribution declared on the shares of common stock by the Board for the fiscal quarter ending October 31, 2022. The distribution is payable in cash or shares of our common stock on October 31, 2022 at the election of stockholders, to stockholders of record as of September 13, 2022. The total amount of cash distributed to all stockholders will be limited to 20% of the total distribution, excluding any cash paid for fractional shares. The remainder of the distribution (approximately 80%) will be paid in the form of shares of our common stock. The exact distribution of cash and stock to any given stockholder will be dependent upon his/her/its election as well as elections of other stockholders, subject to the pro-rata limitation. | 3. Based on distributions paid in fiscal year 2022, OCCI estimates that 68.0% of distributions have been from accumulated net investment income and 32.0% have been a return of capital. This information is not for tax reporting purposes; each common stockholder, if required, will receive a Form 1099-DIV following the end of each calendar year, which will reflect the actual amounts of taxable ordinary income, capital gains and return of capital paid by us for that calendar year. Past performance is not indicative of future results, and distributions are not guaranteed. Long-Standing CLO Manager with Expertise in Structuring CLOs and Investing in the Underlying Corporate Loans OFS is an Experienced CLO Equity Investor Robust Credit Team with Analyst Coverage of the Senior Secured Loan Market OFS has a Strong Balance Sheet and Low Leverage Why OFS and OCCI?

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Third Fiscal Quarter 2022 Highlights1 » Net investment income (“NII”) of $3.5 million, or $0.42 per common share, for the fiscal quarter ended July 31, 2022. This compares to NII of $3.1 million or $0.38 per common share for the fiscal quarter ended April 30, 2022. Per common share Net Asset Value of $10.61 as of July 31, 2022. » Core net investment income (“Core NII”)2 of $4.5 million, or $0.54 per common share, for the fiscal quarter ended July 31, 2022. This compares to Core NII of $7.8 million, or $0.97 per common share, for the fiscal quarter ended April 30, 2022. » On September 1, 2022, OFS Credit’s board of directors declared a quarterly distribution of $0.55 per share of common stock for the fiscal quarter ending October 31, 2022. The distribution is payable on October 31, 2022 in cash or shares of our common stock to stockholders of record as of September 13, 2022. The total amount of cash distributed to all stockholders will be limited to 20% of the total distribution, excluding any cash paid for fractional shares. » As of July 31, 2022, the weighted average GAAP effective yield of our investment portfolio at current cost was 16.86%. 3 1. Past performance is not indicative of future results, and distributions are not guaranteed. 2. Core NII, which is a financial measure calculated and presented on a basis of methodology other than in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Core NII represents NII adjusted for additional applicable cash distributions received on our CLO equity investments. See slide 17 “Supplemental Schedule - Core Net Investment Income” for additional information. Interest waterfall payments in excess of interest income accretion on CLO equity investments. 7/31/2022 4/30/2022 Net Investment Income Per Share Net investment income per share 0.42$ 0.38$ Net Realized/Unrealized Gain (Loss) Per Share Net change in unrealized depreciation on investments per share (1.63) (1.10) Net (loss) per share (1.63)$ (1.10)$ Earnings (Loss) Per Share Earnings (loss) per share (1.21)$ (0.72)$ Core Net Investment Per Share Net investment income per share 0.42$ 0.38$ CLO equity adjustments per share 0.12 0.59 Core net investment income per share 0.54$ 0.97$ Distribution Data Distributions paid per share 0.55$ 0.55$ Fiscal Quarter Ended (unaudited)

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company OFS Credit Company (NASDAQ: OCCI) » We believe CLO equity has the potential to generate higher quarterly cash distributions relative to other high-yielding credit investments − CLOs primarily invest in a diversified pool of loans to large, rated U.S. corporations − Generally, first lien senior secured − Floating rate loans and liabilities providing natural hedge in a changing rate environment − Deep asset class with ~$636 billion of CLOs outstanding1 » Access to infrastructure and resources of large platform − OFS Capital Management is focused on investing in corporate credit and has $3.5 billion in assets under management2 − Senior management has worked together for over 10 years » OFS Capital Management is uniquely positioned to manage OFS Credit Company − OFS Capital Management has dual experience as both a CLO equity investor (structuring expertise) and CLO manager (deep knowledge of underlying senior secured corporate loans) − OFS has managed CLOs since its inception and has invested over $20 billion in more than 10,000 transactions primarily through CLO vehicles3 4 1. Source: SIFMA, as of December 31, 2021. 2. As of June 30, 2022. Includes both OFS Capital Management, LLC, and its affiliated registered investment adviser, OFS CLO Management, LLC. 3. Refers to CLOs that OFS Capital Management and OFS CLO Management manage. These CLOs are not held by OFS Credit.

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company 5 1 Despite Mr. Ressler’s involvement in each, none of CIM, OFS, or Orchard Capital Ventures has the benefit of any cross-guarantee. None of these entities are entitled to draw on the capital of any other, and no guarantee of the liabilities of any such entity by any other such entity should be inferred from their relationship. 2 Includes Orchard First Source Asset Management, LLC, its predecessor entity, and its direct or indirect subsidiaries. 3 As of March 31, 2022. See Important Disclosures on page 1. 4 As of June 30, 2022. 5 As of March 31, 2022. Access to Infrastructure and Resources of Large Platform1 » OFS is part of a group of affiliated firms controlled by Richard Ressler that own, operate and manage more than $34 billion of real assets and corporate credit » Since 1994, OFS Capital Management2 has invested over $20 billion in more than 10,000 transactions and has offices in Chicago, Los Angeles and New York City Real Estate / Infrastructure $31.2 billion of Assets Owned or Operated3 Venture Capital $156 million AUM5 Richard S. Ressler Corporate Credit $3.5 billion AUM4 OFS Credit Company (NASDAQ: OCCI) CIM Group OFS Capital Management OCV Partners

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Access to Infrastructure and Resources of Large Platform 6 1. As of June 30, 2022. Includes both OFS Capital Management, LLC, and its affiliated registered investment adviser, OFS CLO Management, LLC. $3.5 Billion Assets Under Management1 » Primarily invests in senior secured, floating rate loans to US based middle-market borrowers » Publicly traded BDC, OFS Capital Corporation (NASDAQ: “OFS”) » Hancock Park Corporate Income - non-listed BDC » Structure and invest in CMBS, CLO equity and debt » Publicly traded closed-end fund, OFS Credit Company, Inc. (NASDAQ: "OCCI") » SMAs/Sub-advised accounts » Invests in broadly syndicated loans, primarily in the 1st lien, senior secured tranches of the capital structure. » CLOs » SMAs/Sub-advised accounts SMAs/Sub-advised accounts CLO Facilities BDCs OFS Platforms Closed-end Listed Fund Middle Market Lending Structured Credit Investing Broadly Syndicated Loans » Investing across the U.S. corporate loan market » Seasoned investment team with diverse skill set - dedicated industry analysts and loan and CLO structuring expertise within the platform

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Portfolio Composition and Years of Reinvestment 7 91.0% 8.1% 0.5% 0.4% CLO Equity Loan Accumulation Facilities CLO Debt Other Years of Reinvestment Period2Portfolio Composition1 1. Based on fair value as of July 31, 2022. Excludes cash. 2. Weighted by par as of July 31, 2022. Includes estimated reinvestment end dates for warehouse investments and unsettled trades. 0.0% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% Less Than 1 Year 1-2 Years 2-3 Years 3-4 Years Greater Than 4 Years

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Portfolio Highlights 8 7/31/2022 4/30/2022 1/31/2022 10/31/2021 7/31/2021 Select Portfolio Funds Roll Data Beginning investment balance at cost 174,603,309$ 174,751,480$ 156,783,483$ 140,366,567$ 110,871,199$ Portfolio purchases 5,176,754 18,957,193 23,982,450 34,194,421 46,940,098 Portfolio sales/repayments (1,392,392) (14,400,023) (2,500,000) (15,500,000) (15,500,000) Accretion / amortization 6,397,657 5,371,471 5,371,798 4,680,459 3,916,699 Waterfall payments (7,398,867) (10,076,812) (8,886,251) (6,957,964) (5,861,429) Ending investment balance at cost 177,386,461$ 174,603,309$ 174,751,480$ 156,783,483$ 140,366,567$ Fiscal Quarter Ended (unaudited) 7/31/2021 4/30/2022 1/31/2022 10/31/2021 7/31/2021 Investment Mix - Based on Fair Value CLO equity 134,534,772$ 145,439,674$ 144,815,032$ 140,444,196$ 130,499,910$ CLO debt 702,229 1,728,455 1,745,243 1,753,959 1,754,193 Loan accumulation facilities 12,031,250 10,850,000 20,450,000 7,000,000 - Other 634,955 647,618 643,366 476,817 - Total Investments 147,903,206$ 158,665,746$ 167,653,641$ 149,674,972$ 132,254,103$ Fiscal Quarter Ended (unaudited)

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Debt Capital Summary as of July 31, 2022 9 5% 95% 1-3 years 3-5 years 5% 36% 5% 55% Series B Term Series C Term Series D Term Series E Term Debt Mix by Remaining Legal Term Preferred Stock by Series1 1. Percentages may not sum to 100% due to rounding. Funding Source: Outstanding Par NASDAQ Ticker Coupon Payment Frequency Optional Redemption Date Maturity Date Preferred Stock Series B Term Preferred Stock $ 3,000,000 N/A 6.600% Monthly March 31, 2021 November 19, 2023 Series C Term Preferred Stock 23,000,000 OCCIO 6.125% Monthly April 30, 2023 April 30, 2026 Series D Term Preferred Stock 3,000,000 N/A 6.000% Monthly June 30, 2022 June 10, 2026 Series E Term Preferred Stock 35,000,000 OCCIN 5.250% Monthly December 31, 2023 December 31, 2026 Total Preferred Stock $ 64,000,000 5.663%

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Track Record 10 Cumulative Distributions1 1. Distributions are not guaranteed. Past performance is not indicative of future results. Includes the most recent distribution declared on September 1, 2022. $8.53 per share in distributions declared since inception1 Average quarterly distribution of $0.53 per share1 $0.61 $1.12 $1.62 $2.12 $2.63 $3.15 $3.67 $4.19 $4.71 $5.24 $5.78 $6.33 $6.88 $7.43 $8.53 $0.00 $1.00 $2.00 $3.00 $4.00 $5.00 $6.00 $7.00 $8.00 $9.00 1Q'19 2Q'19 3Q'19 4Q'19 1Q'20 2Q'20 3Q'20 4Q'20 1Q'21 2Q'21 3Q'21 4Q'21 1Q'22 2Q'22 3Q'22 4Q'22 Distributions Declared Cumulative Distributions $7.98

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Underlying Portfolio Characteristics 11 S&P Rating Distribution of Underlying Obligors1 Maturity Distribution of Underlying Obligors1 Spread Distribution of Underlying Obligors1 1. Source: CLO trustee reports as reported by Intex. Based on the issuers’ most recently reported positions as of July 31, 2022 and weighted by par value as of July 31, 2022. 0.0% 0.1% 0.9% 2.5% 6.0% 11.0% 14.5% 29.0% 27.3% 2.5% 1.0% 0.3% 0.1% 0.1% 0.1% 4.4% 0.0% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% BBB+ BBB BBB- BB+ BB BB- B+ B B- CCC+ CCC CCC- CC C D NR 0.0% 1.2% 7.4% 17.1% 16.6% 15.1% 33.4% 9.1% 0.0% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% 2022 2023 2024 2025 2026 2027 2028 >2029 0.1% 6.7% 25.1% 46.2% 16.6% 3.5% 1.0% 0.5% 0.2% 0.0% 5.0% 10.0% 15.0% 20.0% 25.0% 30.0% 35.0% 40.0% 45.0% 50.0% <1% 1-2% 2-3% 3-4% 4-5% 5-6% 6-7% 7-8% >8%

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Industry Exposure and Top 10 Obligors1 12 1. Source – CLO trustee reports as reported by INTEX. Top 10 Underlying Obligors Obligor 07/31/2022 % of Total Asurion 0.7% Mcafee 0.6% Altice Sfrfp 0.6% Centurylink 0.6% Transdigm 0.6% Cablevision Systems 0.5% Peraton 0.4% American Airlines 0.4% Global Medical Response 0.4% Quikrete Companies 0.4% Total 5.2% Top 10 Industries of Underlying Obligors Moody's Industry Name 07/31/2022 % of Total High Tech Industries 10.3% Healthcare & Pharmaceuticals 10.3% Services: Business 9.4% Banking, Finance, Insurance & Real Estate 8.4% Media: Broadcasting & Subscription 5.0% Chemicals, Plastics & Rubber 4.6% Construction & Building 4.2% Hotel, Gaming & Leisure 4.2% Telecommunications 4.0% Services: Consumer 3.7% Total 64.1%

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Trade Secret | Confidential Information Appendices

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company 14 Experienced Leadership of OFS Capital Management Bilal Rashid » President and Senior Managing Director of OFS Capital Management » Chairman, President and Chief Executive Officer of OCCI » 25+ years of experience (10+ with OFS) » Formerly Head of Global Structured Credit At Merrill Lynch, which included CLO team » Actively involved in originating, structuring and managing CLOs throughout career Jeff Cerny » Senior Managing Director of OFS Capital Management » Director and Chief Financial Officer of OCCI » 30+ years experience (20+ with OFS) » Actively involved in structuring and managing CLOs since 2000 Glen Ostrander » Managing Director of OFS Capital Management – Structured Credit Portfolio Manager » 25+ years of experience (10+ with OFS) » Previously worked in Structured Credit group at Merrill Lynch » Actively involved in originating, structuring and managing CLOs throughout career Ken Brown » Managing Director of OFS Capital Management – Broadly Syndicated Loan Portfolio Manager » 25+ years experience (15+ with OFS) » Previously Vice President at GE Antares Capital » Actively involved in managing CLOs since 2011 Experienced management team that has underwritten through multiple business cycles. The Senior Investment Team of OFS averages over 25 years of experience structuring and investing in CLOs, debt securities, and loans

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company 15 Fiscal Quarter Ended 7/31/2022 4/30/2022 1/31/2022 10/31/2021 7/31/2021 (Unaudited) (Unaudited) (Unaudited) (Audited) (Unaudited) Assets Investments, at fair value $ 147,903,206 $ 158,665,746 $ 167,653,641 $ 149,674,972 $ 132,254,103 Cash 8,675,066 8,307,589 6,001,823 14,995,759 14,418,286 Other assets 483,185 528,465 861,582 538,297 272,349 Total assets $ 157,061,457 $ 167,501,800 $ 174,517,046 $ 165,209,028 $ 146,944,738 Liabilities Preferred stock, net $ 62,190,926 $ 62,075,746 $ 62,041,336 $ 49,025,340 $ 48,951,758 Payable to adviser and affiliates 2,166,071 1,740,645 2,351,677 2,006,746 1,613,838 Payable for investments purchased - - - 5,898,563 1,407,250 Other liabilities 380,873 408,917 381,298 177,384 143,534 Total liabilities 64,737,870 64,225,308 64,774,311 57,108,033 52,116,380 Net Assets 92,323,587 103,276,492 109,742,735 108,100,995 94,828,358 Total liabilities and net assets $ 157,061,457 $ 167,501,800 $ 174,517,046 $ 165,209,028 $ 146,944,738 Number of shares outstanding 8,700,340 8,300,744 7,999,063 7,719,307 6,738,801 Net asset value per share $ 10.61 $ 12.44 $ 13.72 $ 14.00 $ 14.07 Preferred stock / net assets 0.69x 0.62x 0.57x 0.45x 0.52x Condensed Consolidated Balance Sheets

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Condensed Consolidated Statements of Operations 16 Fiscal Quarter Ended (unaudited) 7/31/2022 4/30/2022 1/31/2022 10/31/2021 7/31/2021 Investment income Interest Income $ 6,849,518 $ 6,035,687 $ 5,832,491 $ 5,673,943 $ 4,357,533 Expenses Interest Expense 1,021,241 1,023,689 982,344 899,290 888,024 Management fees 690,772 737,356 766,245 699,185 639,571 Administrative fees 326,811 256,075 550,130 316,066 320,316 Professional fees 211,150 260,347 199,362 171,920 189,549 Other general & administrative expenses 217,180 172,580 171,259 105,858 302,200 Total expenses 2,467,154 2,450,047 2,669,340 2,192,319 2,339,660 Pre-incentive fee net investment income 4,382,364 3,585,640 3,163,151 3,481,624 2,017,873 Incentive fee 876,473 524,557 632,630 697,096 403,267 Net investment income 3,505,891 3,061,083 2,530,521 2,784,528 1,614,606 Loss on redemption of preferred stock - - (384,729) - - Net unrealized appreciation (depreciation) on investments (13,545,693) (8,839,723) 10,673 1,003,951 2,374,041 Net increase (decrease) in net assets resulting from operations $ (10,039,802) $ (5,778,640) $ 2,156,465 $ 3,788,479 $ 3,988,647 Weighted average shares outstanding 8,313,774 8,010,783 7,727,745 7,309,520 6,171,012 Earnings per share Net investment income per common share $ 0.42 $ 0.38 $ 0.33 $ 0.38 $ 0.26 Net gain (loss) on investments and redemption of preferred stock per common share (1.63) (1.10) (0.05) 0.14 0.38 Earnings (loss) per share $ (1.21) $ (0.72) $ 0.28 $ 0.52 $ 0.64

www.cimgroup.com | ©2018 CIM Group | TRADE SECRET / CONFIDENTIAL INFORMATIONwww.ofscreditcompany.com | ©2022 OFS Credit Company Supplemental Schedule - Core Net Investment Income 17 We provide information relating to Core NII (a non-GAAP measure) on a supplemental basis. This measure is not provided as a substitute for GAAP NII, but in addition to it. Our non-GAAP measures may differ from similar measures by other companies, even in the event of similar terms being utilized to identify such measures. Core NII represents GAAP NII adjusted for additional applicable cash distributions received on our CLO equity investments. OFS Capital Management, LLC, our investment adviser, uses this information in its internal analysis of results and believes that this information may be informative in gauging the quality of Company’s financial performance, identifying trends in its results and providing meaningful period-to-period comparisons. Income from investments in the “equity” class securities of CLO vehicles, for GAAP purposes, is recorded using the effective interest method; this is based on an effective yield to the expected redemption utilizing estimated cash flows, at current amortized cost, including those CLO equity investments that have not made their inaugural distribution for the relevant period end. The result is an effective yield for the investment in which the respective investment’s cost basis is adjusted quarterly based on the difference between the actual cash received, or distributions entitled to be received, and the effective yield calculation. Accordingly, investment income recognized on CLO equity securities in the GAAP statement of operations differs from the cash distributions actually received by the Company during the period (referred to below as “CLO equity adjustments”). Furthermore, in order for the Company to continue to qualify for tax treatment as a regulated investment company, we are required, among other things, to distribute at least 90% of our investment company taxable income annually. Therefore, Core NII may provide a better indication of our estimated taxable income for a reporting period than GAAP NII; we can offer no assurance that will be the case, however, as the ultimate tax character of our earnings cannot be determined until after tax returns are prepared at the close of a fiscal year. We note that this non-GAAP measure may not serve as a useful indicator of taxable earnings, particularly during periods of market disruption and volatility, and, as such, our taxable income may differ materially from our Core NII. The following table provides a reconciliation of GAAP NII to Core NII for the fiscal quarters ended July 31, 2022 and April 30, 2022: Amount Per Share Amount Per Share Net investment income per share 3,505,891$ 0.42$ 3,061,084$ 0.38$ CLO equity adjustments 1,013,500 0.12 4,706,825 0.59 Core net investment income per share 4,519,391$ 0.54$ 7,767,909$ 0.97$ July 31, 2022 April 30, 2022 Fiscal Quarter Ended